Commitments and Pledges (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Pledges
Schedule of future lease payables under non-cancellable value and short-term leases contracted for at the balance sheet date but not recognized as liabilities

EUR’000	2024	2023	2022
Not later than one year	117	1,090	53
Between one and five years	219	4,984	9
	336	6,074	62

Schedule of remaining instalments for the newbuilds vessels

As of 31 December 2024
Millions	P-Class	M-Class	A-Class	Total
Contract amount in EUR	220	—	299	519
Contract amount in USD	390	655	794	1,839
Total Contract amount translated to EUR	581	618	1,062	2,261
Commitment amount in EUR	—	—	105	105
Commitment amount in USD	193	425	724	1,342
Remaining commitment translated to EUR	185	409	801	1,395